SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding, beginning balance		2,774,229
Granted	3,479,604
Lapsed		(116,283)
Outstanding, ending balance		2,657,946	2,774,229
Exercisable		2,657,946
Weighted Average Exercise Price
Outstanding, beginning balance		$ 2.04
Granted	$ 2.04
Lapsed		2.04
Outstanding, ending balance		2.04	$ 2.04
Exercisable		2.04
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		0.65
Lapsed		0.65
Outstanding, ending balance		0.65	$ 0.65
Exercisable		$ 0.65
Weighted Average Remaining Contractual Term (Years)
Outstanding		1 month 17 days	1 year 1 month 17 days
Lapsed		0 years
Exercisable		1 month 17 days
Aggregate Intrinsic Value
Outstanding at Beginning of the period		$ 0
Exercisable		0
Outstanding at Ending of the period		$ 0	$ 0